Appendix 1 - Major Subsidiaries of CSI (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Major Subsidiaries of CSI
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries	$ 461,800
CSI Cells Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	3.23%
Interest held as general partner	0.17%
CSI Changshu Manufacturing
Major Subsidiaries of CSI
Interest held as general partner	0.07%
CSI Solartronics (Changshu) Co., Ltd
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
CSI Solar Technologies Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
CSI New Energy Holding Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Manufacturing (Luoyang) Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Manufacturing (Changshu) Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
CSI Cells Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar (USA) Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Japan K.K.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Solutions Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
CSI Solar Power Group Co., Ltd. (formerly named/known as "CSI Solar Power (China) Inc.")
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
CSI Solar Power Group Co., Ltd. (formerly named/known as "CSI Solar Power (China) Inc.") | CSI Cells Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	37.33%
CSI Solar Power Group Co., Ltd. (formerly named/known as "CSI Solar Power (China) Inc.") | CSI Changshu Manufacturing
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	14.93%
Canadian Solar EMEA GmbH
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar (Australia) Pty Limited
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar International Limited
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar O and M (Ontario) Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Suzhou Sanysolar Materials Technology Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	75.324%
Canadian Solar South East Asia Pte. Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar South Africa Pty., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Brazil Commerce, Import and Export of Solar Panels Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Middle East Limited
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Construction (USA) LLC
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Project K.K.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
CSI&GCL Solar Manufacturing (Yancheng) Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	80.00%
Canadian Solar UK Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar UK Projects Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Changsu Tegu New Material Technology Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	90.00%
Changshu Tlian Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Trading (Changshu) Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Recurrent Energy Group Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Recurrent Energy, LLC
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
PT. Canadian Solar Indonesia
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	67.00%
Canadian Solar Manufacturing Vietnam Co., Ltd
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Energy Private Limited
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar MSS (Australia) Pty Ltd (formerly named/known as "Canadian Solar Australia 1 Pty Ltd.")
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Energy Holding Company Limited
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Manufacturing (Thailand) Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	99.99992%
Canadian Solar Sunenergy (Suzhou) Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Energy Holding Singapore 1 Pte. Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Sunenergy (Baotou) Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
CSI Cells (Yanchang) Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	96.77%
CSI Modules (DaFeng) Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	96.00%
CSI Modules (DaFeng) Co., Ltd. | CSI Changshu Manufacturing
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	4.00%